(12) Commitments	12 Months Ended
Dec. 31, 2012
Notes
(12) Commitments

(12)         Commitments

Leases

We lease our Mission Viejo, California facility under a non-cancellable operating lease effective March 2010 that expires in September 2015. Rent expense for the years ended December 31, 2012 and 2011 totaled $229,381 and $163,534 respectively.  Future minimum lease payments under non-cancelable operating leases during subsequent years are as follows:

December 31,	Payments
2013	226,663
2014	232,602
2015	178,059
Total	$637,324

Employment Agreements

On August 5, 2009, the Board appointed Mr. Joseph J. Flynn as President and Chief Executive Officer (“CEO”) effective August 31, 2009.  Mr. Flynn has served as a member of the Board since 2003.  He previously held the position of our President and CEO from 2003 to 2006, having resigned to take a position as the Vice President of the Sport Group for the Nielsen Company.  Mr. Flynn’s base salary was $261,250.  In addition to the base salary, in 2011 Mr. Flynn earned a $100,000 performance bonus and was granted an option to purchase 100,000 shares of Common Stock.

Effective January 1, 2012, we entered into a new employment agreement with Mr. Flynn (the “New Flynn Agreement”). The New Flynn Agreement provides that Mr. Flynn will continue his employment as our President and CEO. The New Flynn Agreement has a term of two years, provides for an annual base salary of $269,087, and will automatically renew for subsequent twelve (12) month terms unless either party provides advance written notice to the other that such party does not wish to renew the agreement for a subsequent twelve (12) months.  Mr. Flynn also receives the customary employee benefits available to our employees. Mr. Flynn is also entitled to receive a bonus of up to $110,000 per year, the achievement of which is based on Company performance metrics. We may terminate Mr. Flynn’s employment under the New Flynn Agreement without cause at any time on thirty (30) days advance written notice, at which time Mr. Flynn would receive severance pay for six (6) months and be fully vested in all options and warrants granted to date. The foregoing summary of the New Flynn Agreement is qualified in its entirety by reference to the full text of the employment agreement, which was filed as Exhibit 10.2 to our 8-K filing on December 23, 2011.

On April 2, 2010, we entered into an employment agreement with Mr. Paul T. Anthony, our Chief Financial Officer (“CFO”) since 2004, to serve as our Executive Vice President (“EVP”) and CFO.  As EVP and CFO, Mr. Anthony reports to the CEO and has duties and responsibilities assigned by the CEO.  Mr. Anthony’s base salary was $212,658.  In addition to the base salary, in 2011 Mr. Anthony  earned a $60,000 performance bonus and was granted an option to purchase 60,000 shares of Common Stock.

Effective January 1, 2012, we entered into a new employment agreement with Mr. Anthony (the “New Anthony Agreement”) to continue to serve as our Executive Vice President (“EVP”) and CFO. The New Anthony Agreement has a term of two years, and provides for an annual base salary of $219,037. The agreement will automatically renew for subsequent twelve (12) month terms unless either party provides advance written notice to the other that such party does not wish to renew the agreement for a subsequent twelve (12) months.  Mr. Anthony also receives the customary employee benefits available to our employees. Mr. Anthony is also entitled to receive a bonus of up to $70,000 per year, the achievement of which is based on Company performance metrics. We may terminate Mr. Anthony’s employment under the New Anthony Agreement without cause at any time on thirty (30) days advance written notice, at which time Mr. Anthony would receive severance pay for six (6) months and be fully vested in all options and warrants granted to date.   The foregoing summary of the New Anthony Agreement is qualified in its entirety by reference to the full text of the employment agreement, which was filed as Exhibit 10.1 to our 8-K filing on December 23, 2011.